Expense Example - FidelityManagedRetirementFunds-RetailComboPRO - FidelityManagedRetirementFunds-RetailComboPRO - Fidelity Managed Retirement Income Fund - Fidelity Managed Retirement Income Fund	Sep. 29, 2023 USD ($)
Expense Example:
1 year	$ 46
3 years	144
5 years	252
10 years	$ 567